UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Dryden Global Real Estate Fund

(f/k/a Strategic Partners Real Estate Fund)

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-225-1852

Date of fiscal year end:                 3/31/2008

Date of reporting period:                 6/30/2007

Item 1.	Schedule of Investments

Dryden Global Real Estate Fund

Schedule of Investments

as of June 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.3%
COMMON STOCKS

Australia 11.6%
471,441	Centro Properties Group	$3,397,355
1,412,096	Challenger Diversified Property Group	1,251,052
1,653,891	DB RREEF Trust	2,755,270
1,517,254	Galileo Shopping America Trust	1,550,030
1,050,544	GPT Group	4,150,446
207,376	Lend Lease Corp. Ltd.	3,259,590
1,426,190	Macquarie DDR Trust	1,517,455
792,890	Macquarie Goodman Group	4,517,279
1,677,282	Macquarie Office Trust	2,374,746
598,613	Mirvac Group	2,892,782
250,000	Reckson New York Property Trust	246,922
678,790	Stockland	4,690,161
752,957	Westfield Group	12,741,642

		45,344,730

Austria 0.5%
140,580	Immofinanz Immobilien Anlagen AG(a)	2,047,297

Belgium 0.2%
4,891	Cofinimmo	931,365

Bermuda 0.4%
30,400	Orient-Express Hotels Ltd. (Class A Stock)	1,623,360

Brazil 1.0%
50,000	Brascan Residential Properties SA	393,986
100,000	Cyrela Brazil Realty SA	1,241,058
65,000	Gafisa SA	1,013,919
50,000	Inpar SA(a)	496,371
56,000	Sao Carlos Empreendimentos e Participacoes SA(a)	553,033

		3,698,367

Canada 1.7%
44,200	Boardwalk Real Estate Investment Trust	2,018,615
130,200	Brookfield Properties Corp.	3,176,623
3,700	Calloway Real Estate Investment Trust	87,320
61,300	H&R Real Estate Investment	1,320,087
12,100	Primaris Retail Real Estate Investment Trust	221,384

		6,824,029

Finland 0.4%
120,037	Sponda OYJ	1,737,274

France 3.0%
3,962	Fonciere Des Regions	577,921
59,080	Fonciere Developpement Logements	1,773,559
16,831	Klepierre	2,850,108
24,784	Unibail-Rodamco	6,338,128

		11,539,716

Germany 0.8%
28,493	DIC Asset AG	1,009,418

54,957	IVG Immobilien AG	2,141,977

		3,151,395

Hong Kong 8.7%
629,776	Cheung Kong Holdings Ltd.	8,247,527
1,066,469	Hang Lung Properties Ltd.	3,675,739
458,794	Henderson Land Development Co. Ltd.	3,124,460
773,705	Hongkong Land Holdings Ltd.	3,481,673
537,098	Hysan Development Co. Ltd.	1,428,744
276,412	Kerry Properties Ltd.	1,735,706
1,313,556	Link (The), REIT	2,906,246
963,078	Sino Land Co.	2,005,181
616,935	Sun Hung Kai Properties Ltd.	7,424,491

		34,029,767

Italy 0.2%
623,557	Beni Stabili SpA	907,380

Japan 13.4%
53,042	Aeon Mall Co. Ltd.	1,632,724
228	Japan Prime Realty Investment Corp.	890,705
249	Japan Real Estate Investment Corp.	2,932,386
247	Japan Retail Fund Investment Corp.	2,146,518
79	Kenedix Realty Investment Corp.	592,219
46,802	Leopalace21 Corp.	1,600,296
478,780	Mitsubishi Estate Co. Ltd.	13,026,705
342,339	Mitsui Fudosan Co. Ltd.	9,620,247
99	Mori Hills REIT Investment Corp.	972,914
29	Mori Trust Sogo Reit, Inc.	329,746
260	Nippon Building Fund, Inc.	3,610,964
130	Nippon Commercial Investment Corp.	565,929
182	Nomura Real Estate Office Fund, Inc.	1,965,969
974	NTT Urban Development Corp.	1,890,648
220	Orix JREIT, Inc.	1,754,640
194,952	Sumitomo Realty & Development Co. Ltd.	6,365,133
194,770	Tokyo Tatemono Co. Ltd.	2,431,362

		52,329,105

Netherlands 2.8%
1,048	Corio NV	82,086
76,219	Eurocommercial Properties NV	3,929,747
32,115	Rodamco Europe NV	4,270,680
44,353	Vastned Offices/Industrial	1,639,531
8,786	Wereldhave NV	1,223,905

		11,145,949

Singapore 3.7%
832,027	Cambridge Industrial Trust	513,647
711,017	CapitaLand Ltd.	3,762,363
600,673	CapitaMall Trust	1,655,947
264,058	City Developments Ltd.	2,984,291
600,651	Frasers Centrepoint Trust	674,911
224,356	Keppel Land Ltd.	1,282,453
569,182	Macquarie MEAG Prime REIT	461,072
972,656	Mapletree Logistics Trust	902,284
976,696	Suntec Real Estate Investment Trust	1,237,818

213,727	UOL Group Ltd.	809,810

		14,284,596

Sweden 1.7%
97,864	Hufvudstaden AB (Class A Stock)	1,125,848
147,709	Klovern AB	585,341
159,868	Wallenstam Byggnads AB (Class B Stock)	3,718,148
66,979	Wihlborgs Fastigheter AB	1,181,417

		6,610,754

Switzerland 0.5%
36,862	PSP Swiss Property AG(a)	2,065,559

United Kingdom 7.6%
288,449	British Land Co. PLC	7,718,699
308,278	Brixton PLC	2,699,007
68,220	Derwent London PLC	2,501,505
193,018	Great Portland Estates PLC	2,560,291
108,520	Hammerson PLC	3,107,655
209,201	Land Securities Group PLC	7,285,551
67,396	Liberty International PLC	1,541,699
175,661	Segro PLC	2,191,067

		29,605,474

United States 36.1%
27,000	Alexandria Real Estate Equities, Inc.	2,614,140
50,179	AMB Property Corp.	2,670,526
96,762	American Financial Realty Trust	998,584
41,453	Archstone-Smith Trust	2,450,287
40,774	AvalonBay Communities, Inc.	4,847,213
54,504	BioMed Realty Trust, Inc.	1,369,141
69,300	Boston Properties, Inc.	7,077,609
75,430	Brandywine Realty Trust	2,155,789
34,300	BRE Properties, Inc.	2,033,647
34,900	Camden Property Trust	2,337,253
97,205	CBL & Associates Properties, Inc.	3,504,240
62,400	Corporate Office Properties Trust	2,559,024
243,267	DCT Industrial Trust, Inc.	2,617,553
14,212	Developers Diversified Realty Corp.	749,115
79,821	DiamondRock Hospitality Co.	1,522,985
60,657	Digital Realty Trust, Inc.	2,285,556
139,868	Douglas Emmett, Inc.	3,460,334
58,267	Equity One, Inc.	1,488,722
134,234	Equity Residential	6,125,098
113,650	Extra Space Storage, Inc.	1,875,225
140,039	General Growth Properties, Inc.	7,415,065
49,594	Health Care Property Investors, Inc.	1,434,754
46,829	Highwoods Properties, Inc.	1,756,088
68,930	Hilton Hotels Corp.	2,307,087
54,710	Home Properties, Inc.	2,841,090
186,643	Host Marriott Corp.	4,315,186
26,000	Kilroy Realty Corp.	1,841,840
128,038	Kimco Realty Corp.	4,874,407
37,733	Kite Realty Group Trust	717,682
22,600	LaSalle Hotel Properties	981,292

39,100	Maguire Properties, Inc.	1,342,303
55,300	Nationwide Health Properties, Inc.	1,504,160
19,331	Pennsylvania Real Estate Investment Trust	856,943
8,000	Post Properties, Inc.	417,040
149,400	ProLogis	8,500,860
58,193	Public Storage, Inc.	4,470,386
52,987	Regency Centers Corp.	3,735,584
116,450	Simon Property Group, Inc.	10,834,508
33,200	SL Green Realty Corp.	4,113,148
9,900	Starwood Hotels & Resorts Worldwide, Inc.	663,993
96,547	Sunstone Hotel Investors, Inc.	2,740,969
43,111	Taubman Centers, Inc.	2,138,737
113,467	UDR, Inc.	2,984,182
116,905	Ventas, Inc.	4,237,806
67,560	Vornado Realty Trust	7,420,790
56,454	Weingarten Realty Investors	2,320,259

		141,508,200

	TOTAL COMMON STOCKS (cost $341,045,578)	369,384,317

RIGHTS *

Australia
69,822	Westfield Rights, expiring 07/06/07 (cost $0)	27,230

	TOTAL LONG-TERM INVESTMENTS (cost $341,045,578)	369,411,547

SHORT-TERM INVESTMENT 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND

20,470,526	Dryden Core Investment Fund - Taxable Money Market Series (b) (cost $20,470,526)	20,470,526

	TOTAL INVESTMENTS(c)—99.5% (cost $361,516,104)(d)	389,882,073
	Other assets in excess of liabilities —0.5%	2,150,132

	NET ASSETS —100%	$392,032,205

The following abbreviation was used in portfolio descriptions:

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(c)	As of June 30, 2007, 27 securities representing $67,968,604 and 17.43% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(d)	The United States federal income tax basis of the Portfolio’s investments was $363,581,851 ; accordingly, net unrealized appreciation on investments for federal income tax purposes was $26,300,222 (gross unrealized appreciation $41,215,755 ; gross unrealized depreciation - $14,915,533). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as June 30, 2007 were as follows:

Diversified	19.0%
Real Estate Operation & Development	18.0
Property Trust	10.8
Office	9.4

Real Estate Management / Service	8.6
Retail	6.8
Apartments	6.6
Affiliated Money Market Mutual Fund	5.2
Shopping Centers	5.1
Hotels	3.4
Industrial	3.3
Warehouse/Industrial	1.2
Healthcare Services	0.8
Storage	0.5
Real Estate	0.5
Building & Construction	0.3

99.5
Other assets in excess of liabilities	0.5

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Global Real Estate Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.